Leases - Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 125,307
Operating cash flows from finance leases	8,355
Financing cash flows from finance leases	$ 32,090